INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Reconciliation of changes in associates and joint ventures
Balance at beginning of year			$ 5,572	$ 4,727	$ 4,727
Share of earnings for the year	$ 1	$ 36	(4)	$ 59	118
Foreign currency translation and other			(325)		167
Share of other comprehensive income from associates and joint ventures, other than foreign exchange differences			63		183
Distributions			(20)		(66)
Disposition of interest			(951)		(177)
Acquisitions			72		620
Balance at end of year	$ 4,407		$ 4,407		$ 5,572